Selling and distribution expenses (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Selling, general and administrative expense [abstract]
Advertising and promotion	S/ 13,149	S/ 14,066	S/ 12,240
Personnel expenses, note 22(b)	21,707	17,982	17,096
Third-party services	7,549	7,392	4,551
Other	1,029	1,048	2,507
Total selling and distribution expenses	S/ 43,434	S/ 40,488	S/ 36,394